Income Taxes - Deferred Tax Assets and Liabilities by Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 25, 2022	Dec. 26, 2021
Income Tax Disclosure [Abstract]
Other assets	$ 0	$ 0
Other liabilities	(16,417)	(15,469)
Net deferred income taxes	$ 16,417	$ 15,469